Convertible debt (Tables)	6 Months Ended
Feb. 28, 2023
IfrsStatementLineItems [Line Items]
Schedule of detailed information about continuity of convertible debt

The continuity of convertible debt for the six months ended February 28, 2023, and 2022, is as follows:

	2019 Series	2020 Series	EB CD	Total
	$	$		$

Balance, August 31, 2021	914,428	2,097,127	6,939,941	9,951,496
Interest expense	13,195	99,178	250,000	362,373
Accrued interest on conversion / interest payments	-	-	(375,000)	(375,000)
Effect of foreign exchange	(12,046)	-	-	(12,046)
Change in fair value	(381,765)	(145,317)	(1,449,852)	(1,976,934)
Balance, February 28, 2022	533,812	2,050,988	5,365,089	7,949,889

	2019 Series	2020 Series	EB CD	Total
	$	$		$

Balance, August 31, 2022	-	2,267,367	4,983,236	7,250,603
Interest expense	-	66,884	250,000	316,884
Accrued interest on conversion / interest payments	-	-	(375,000)	(375,000)
Principal and interest at maturity	-	(896,918)	-	(896,918)
Gain on modification of debt	-	(30,688)	-	(30,688)
Change in fair value	-	921,412	292,193	1,213,605
Balance, February 28, 2023	-	2,328,057	5,150,429	7,478,486

Disclosure of detailed information for convertible debt obligations are classified between current and non-current liabilities

The Company’s convertible debt obligations are classified between current and non-current liabilities on February 28, 2023, as follows:

	2020 Series	EB CD	Total
	$	$	$
As of February 28, 2023:
Less than one year	-	5,150,429	5,150,429
Greater than one year	2,328,057	-	2,328,057
Total convertible debt obligation	2,328,057	5,150,429	7,478,486

Disclosure of detailed information about fair value of convertible debentures

As of February 28, 2023, the fair value of the EB CD convertible debenture was estimated using the binomial lattice model with the below assumptions:

EB CD	February 28, 2023 (US$)	August 31, 2022 (US$)

Share price	1.71	0.72
Conversion price	10.25	10.25
Warrant exercise price	15.00	15.00

Term, in years	0.99	1.48
Interest rate	10%	10%
Expected volatility	120.00%	90.00%
Risk-free interest rate	4.96%	3.45%
Expected dividend yield	0%	0%

Disclosure of key inputs of convertible debt

The following table gives information about how the fair values of these financial liabilities are determined (in particular, the valuation technique and key inputs used).

Financial assets / financial liabilities	Valuation technique	Key Inputs	Relationship and sensitivity of unobservable inputs to fair value to fair value
Convertible debt	The fair value of the convertible debentures as of February 28, 2023 has been calculated using a binomial lattice methodology.	Key observable inputs	The estimated fair value would increase (decrease) if:
		Share price CAD $2.33 (USD $1.71)	The share price was higher (lower)
		Risk-free interest rate (4.60% to 4.96%)	The risk-free interest rate was higher (lower)
		Dividend yield (0%)	The dividend yield was lower (higher)
Key unobservable inputs
		Credit spread (3.43% to 4.49%)	The credit spread was lower (higher)
		Discount for lack of marketability (0%)	The discount for lack of marketability was lower (higher)
Convertible debt	The fair value of the convertible debentures as of August 31, 2022 has been calculated using a binomial lattice methodology.	Key observable inputs	The estimated fair value would increase (decrease) if:
		Share price CAD$.94 (USD $.72)	The share price was higher (lower)
		Risk-free interest rate (2.85% to 3.45%)	The risk-free interest rate was higher (lower)
		Dividend yield (0%)	The dividend yield was lower (higher)
Key unobservable inputs
		Credit spread (10.13% to 13.56%)	The credit spread was lower (higher)
		Discount for lack of marketability (0%)	The discount for lack of marketability was lower (higher)

2020 series convertible debentures [member]
IfrsStatementLineItems [Line Items]
Disclosure of detailed information about fair value of convertible debentures

As of February 28, 2023, the fair value of the 2020 Series convertible debentures was estimated using the binomial lattice model with the below assumptions:

2020 Series	February 28, 2023 (US$)	August 31, 2022 (US$)

Share price	1.71	0.72
Conversion price	8.9 and 1.10	8.90

Term, in years	2.51	0.22
Interest rate	7%	10%
Expected volatility	100.00%	90.00%
Risk-free interest rate	4.60%	2.85%
Expected dividend yield	0%	0%